Deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred revenue [Line Items]
Deferred revenue, current	$ 59,480	¥ 385,300	¥ 356,150
Deferred revenue, non-current	$ 3,204	20,752	24,383
IVAS revenues [Member]
Deferred revenue [Line Items]
Deferred revenue, current		361,023	331,555
Deferred revenue, non-current		20,085	23,850
Education revenues [Member]
Deferred revenue [Line Items]
Deferred revenue, current		21,577	22,899
Government grants [Member]
Deferred revenue [Line Items]
Deferred revenue, current		2,700	1,696
Deferred revenue, non-current		¥ 667	¥ 533